Income Taxes - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expenses	¥ 1,300,000	$ 178	¥ 25,166,000	¥ 11,992,000
Income tax benefit/expenses if the tax holidays granted to Wuhan Shangde were not available	¥ (5,938,000)		¥ 21,967,000	¥ 24,338,000
Basic | (per share)	¥ 50.12	$ 6.87	¥ 92.88	¥ 94.14
Diluted | (per share)	¥ 50.12	$ 6.87	¥ 92.88	¥ 94.14
Uncertain tax positions	¥ 0		¥ 0	¥ 0
PRC income tax rate	25.00%	25.00%
Income tax rate	25.00%	25.00%
Income tax accrued withholding tax expenses	¥ 3,695,000
Wuhan Shangde Online Education Technology Co., Ltd. ("Wuhan Shangde")
Income Taxes [Line Items]
Basic | ¥ / shares	¥ 51.18		¥ 93.34	¥ 92.34
Maximum
Income Taxes [Line Items]
Payment of dividends withholding tax, percentage	10.00%	10.00%
Minimum
Income Taxes [Line Items]
Payment of dividends withholding tax, percentage	5.00%	5.00%
Hong Kong
Income Taxes [Line Items]
Income tax expenses	¥ 0		¥ 0	¥ 0
Hong Kong | For the First 2 Million Profits
Income Taxes [Line Items]
Statutory income tax rate	8.25%	8.25%
Hong Kong | For the Remaining Profits
Income Taxes [Line Items]
Statutory income tax rate	16.50%	16.50%
China
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
China | subsidiaries and the Variable Interest Entities
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Operating loss carryforwards	¥ 1,566,601,000
Expiration start date	Dec. 31, 2025	Dec. 31, 2025
Expiration end date	Dec. 31, 2029	Dec. 31, 2029
China | 2021 | Wuhan Shangde Online Education Technology Co., Ltd. ("Wuhan Shangde")
Income Taxes [Line Items]
Statutory income tax rate	15.00%	15.00%
Preferential tax rate description	Wuhan Shangde was qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) and was accordingly entitled to a preferential tax rate of 15% from calendar years 2024 through 2026 and expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.	Wuhan Shangde was qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) and was accordingly entitled to a preferential tax rate of 15% from calendar years 2024 through 2026 and expected to be subject to an EIT rate of 15% as long as it maintains its status as a HNTE.
Preferential tax rate	15.00%	15.00%
Preferential tax exemption approved start year	2024	2024
Preferential tax exemption approved end year	2026	2026